UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jeanine Bajczyk
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-6609

Date of fiscal year end: October 17, 2008, June 26, 2009

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Vote Summary Report
Jul 01, 2008 - Jun 30, 2009

PIC Flexible Growth Fund - 1491

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/11/08 - A	Marvell Technology Group Ltd *MRVL*		G5876H105		05/23/08		1,525
This is a duplicate meeting for ballots received via the Broadridge North American Ballot distribution system.
	1	ELECTION OF CLASS 1 DIRECTOR: JOHN G. KASSAKIAN	For	For			Mgmt
	2	ELECTION OF CLASS 2 DIRECTOR: KUO WEI (HERBERT) CHANG	For	Against			Mgmt
	3	ELECTION OF CLASS 2 DIRECTOR: JUERGEN GROMER, PH.D.	For	For			Mgmt
	4	ELECTION OF CLASS 2 DIRECTOR: ARTURO KRUEGER	For	For			Mgmt
	5	RATIFY AUDITORS	For	For			Mgmt

07/15/08 - A	Research In Motion Ltd *RIM*		760975102		05/27/08		380
	1	Elect James Balsillie, Mike Lazaridis, James Estill, David Kerr, Roger Martin, John Richardson, Barbara Stymiest and John Wetmore as Directors	For	For			Mgmt
	2	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	For	For			Mgmt

08/12/08 - A	Precision Castparts Corp. *PCP*		740189105		06/19/08		310
	1	Elect Directors	For	For			Mgmt
	2	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

11/20/08 - A	Burger King Holdings, Inc. *BKC*		121208201		09/22/08		875
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director John W. Chidsey --- For
	1.2	Elect Director Richard W. Boyce --- For
	1.3	Elect Director David A. Brandon --- Withhold
	1.4	Elect Director Ronald M. Dykes --- For
	1.5	Elect Director Peter R. Formanek --- For
	1.6	Elect Director Manuel A. Garcia --- For
	1.7	Elect Director Sanjeev K. Mehra --- Withhold
	1.8	Elect Director Stephen G. Pagliuca --- For
	1.9	Elect Director Brian T. Swette --- For
	1.10	Elect Director Kneeland C. Youngblood --- For
	2	Ratify Auditors	For	For			Mgmt

Vote Summary Report
Jul 01, 2008 - Jun 30, 2009

PIC SMALL CAP FUND - 1238

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/21/08 - A	Icon plc		45103T107		06/12/08		4,250
Meeting for ADR Holders
	1	Accept Financial Statements and Statutory Reports	For	For			Mgmt
	2	Reelect Dr. John Climax as Director	For	For			Mgmt
	3	Reelect Edward Roberts as Director	For	For			Mgmt
	4	Reelect Professor Dermot Kelleher as Director	For	For			Mgmt
	5	Authorize Board to Fix Remuneration of Auditors	For	For			Mgmt
	6	Approve ICON plc 2008 Employees Restricted Share Unit Plan	For	For			Mgmt
	7	Approve ICON plc Employee Share Option Plan 2008	For	For			Mgmt
	8	Approve ICON plc Consultants Share Option Plan 2008	For	For			Mgmt
	9	Increase Authorized Common Stock	For	For			Mgmt
	10	Approve Stock Split	For	For			Mgmt
	11	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights	For	For			Mgmt
	12	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	For			Mgmt
	13	Authorize Share Repurchase Program and Reissuance of Shares	For	For			Mgmt
	14	Amend Articles Re: Give Chairman a Second or Casting Vote	For	For			Mgmt

07/22/08 - S	Patriot Coal Corporation *PCX*		70336T104		06/16/08		840
	1	Issue Shares in Connection with Acquisition	For	For			Mgmt

08/06/08 - A	World Acceptance Corp. *WRLD*		981419104		06/27/08		7,600
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

08/14/08 - A	SILICON MOTION TECHNOLOGY CORP *SIMO*		82706C108		07/14/08		3,559
	1	Re-Elect Lien-Chun Liu as Director	For	For			Mgmt
	2	Ratify Deloitte & Touche as Auditors	For	For			Mgmt

09/05/08 - A/S	KHD Humboldt Wedag International Ltd. *KHD*		482462108		08/04/08		9,300
	1	Elect as Director (Class III) - Michael J. Smith	For	For			Mgmt
	2	Elect as Director (Class III) - Silke Sibylle Stenger	For	For			Mgmt
	3	Ratify Deloitte & Touche LLP as Auditors	For	For			Mgmt
	4	Authorize Board to Fix Remuneration of Auditors	For	For			Mgmt
	5	Approve 2008 Equity Incentive Plan	For	For			Mgmt

09/10/08 - A	RBC Bearings, Inc. *ROLL*		75524B104		07/20/08		6,031
	1	Elect Director Michael J. Hartnett	For	For			Mgmt
	2	Elect Director Thomas O?Brien	For	For			Mgmt
	3	Elect Director Amir Faghri	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

09/15/08 - A	Excel Maritime Carriers Ltd (frmrly. B + H Maritime) *EXM*		V3267N107		07/31/08		1,300
This is a duplicate meeting for ballots received via the Broadridge North American Ballot distribution system.
	1	PROPOSAL TO APPROVE THE AMENDMENT TO ARTICLE TWELFTH OF THE AMENDED AND RESTATED ARTICLES OF INCORPORATION.	For	For			Mgmt
	2	Elect Directors	For	Split			Mgmt
	2.1	ELECT DIRECTOR GABRIEL PANAYOTIDES --- Withhold
	2.2	ELECT DIRECTOR STAMATIS MOLARIS --- Withhold
	2.3	ELECT DIRECTOR HANS J. MENDE --- Withhold
	2.4	ELECT DIRECTOR CORBIN J. ROBERTSON III --- Withhold
	2.5	ELECT DIRECTOR FRITHJOF PLATOU --- For
	2.6	ELECT DIRECTOR EVANGELOS MACRIS --- For
	2.7	ELECT DIRECTOR APOSTOLOS KONTOYANNIS --- For
	2.8	ELECT DIRECTOR PAUL CORNELL --- Withhold
	2.9	ELECT DIRECTOR TREVOR J. WILLIAMS --- For
	3	PROPOSAL TO RATIFY AND APPROVE THE APPOINTMENT OF ERNST & YOUNG AS THE COMPANY S INDEPENDENT AUDITORS FOR THE FISCAL YEARS ENDING DECEMBER 31, 2007 AND DECEMBER 31, 2008.	For	For			Mgmt

09/24/08 - S	Mednax, Inc. *MD*		705324101		08/11/08		1,310
	1	Amend Nonqualified Employee Stock Purchase Plan	For	For			Mgmt

09/25/08 - A	Team, Inc. *TISI*		878155100		08/08/08		3,300
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt

09/26/08 - A	Ebix, Inc. *EBIX*		278715206		08/29/08		800
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Robin Raina --- For
	1.2	Elect Director Hans U. Benz --- For
	1.3	Elect Director Pavan Bhalla --- For
	1.4	Elect Director Neil D. Eckert --- Withhold
	1.5	Elect Director Rolf Herter --- For
	1.6	Elect Director Hans Ueli Keller --- For
	2	Increase Authorized Common Stock	For	For			Mgmt

09/30/08 - A	Ctrip.com International Ltd. *CTRP*		22943F100		08/22/08		4,660
Meeting for ADR Holders
	1	Authorize Share Repurchase Program	For	For			Mgmt

10/23/08 - A	Cardionet, Inc. *BEAT*		14159L103		09/10/08		2,700
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

12/11/08 - A	Parexel International Corp. *PRXL*		699462107		10/17/08		9,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

12/12/08 - A	Arena Resources, Inc. *ARD*		040049108		10/24/08		7,150
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt

01/07/09 - A	MSC Industrial Direct Co., Inc. *MSM*		553530106		11/19/08		3,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Mitchell Jacobson --- For
	1.2	Elect Director David Sandler --- For
	1.3	Elect Director Roger Fradin --- Withhold
	1.4	Elect Director Denis Kelly --- Withhold
	1.5	Elect Director Philip Peller --- Withhold
	1.6	Elect Director Louise Goeser --- For
	1.7	Elect Director Charles Boehlke --- For
	2	Amend Qualified Employee Stock Purchase Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

01/22/09 - A	Meridian Bioscience, Inc. *VIVO*		589584101		11/24/08		11,368
	1	Elect Director James A. Buzard	For	For			Mgmt
	2	Elect Director John A. Kraeutler	For	For			Mgmt
	3	Elect Director Gary P. Kreider	For	For			Mgmt
	4	Elect Director William J. Motto	For	For			Mgmt
	5	Elect Director David C. Phillips	For	For			Mgmt
	6	Elect Director Robert J. Ready	For	For			Mgmt
	7	Ratify Auditors	For	For			Mgmt

01/28/09 - A	PriceSmart, Inc. *PSMT*		741511109		12/01/08		13,600
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

04/14/09 - A	Sybase, Inc. *SY*		871130100		02/27/09		4,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

04/23/09 - A	LaSalle Hotel Properties *LHO*		517942108		02/10/09		10,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Darryl Hartley-Leonard --- For
	1.2	Elect Director Kelly L. Kuhn --- Withhold
	1.3	Elect Director William S. McCalmont --- Withhold
	1.4	Elect Director Michael D. Barnello --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	Against			Mgmt

04/23/09 - A	Silicon Laboratories Inc. *SLAB*		826919102		02/24/09		5,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

04/29/09 - A	Glacier Bancorp, Inc. *GBCI*		37637Q105		03/02/09		4,200
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Michael J. Blodnick --- For
	1.2	Elect Director James M. English --- Withhold
	1.3	Elect Director Allen J. Fetscher --- Withhold
	1.4	Elect Director Dallas I. Herron --- Withhold
	1.5	Elect Director Jon W. Hippler --- For
	1.6	Elect Director Craig A. Langel --- Withhold
	1.7	Elect Director L. Peter Larson --- Withhold
	1.8	Elect Director Douglas J. McBride --- Withhold
	1.9	Elect Director John W. Murdoch --- Withhold
	1.10	Elect Director Everit A. Sliter --- Withhold

04/30/09 - A	Calgon Carbon Corp. *CCC*		129603106		03/09/09		5,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/30/09 - A	Landstar System, Inc. *LSTR*		515098101		03/09/09		4,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/04/09 - A	Choice Hotels International, Inc. *CHH*		169905106		03/13/09		3,400
	1	Elect Directors	For	Withhold			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/05/09 - A	Whiting Petroleum Corp. *WLL*		966387102		03/13/09		1,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/08/09 - A	Cardionet, Inc. *BEAT*		14159L103		03/16/09		5,100
	1	Elect Directors	For	Withhold			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Non-Employee Director Stock Option Plan	For	Against			Mgmt

05/12/09 - A	BioMarin Pharmaceutical Inc. *BMRN*		09061G101		03/23/09		5,330
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/12/09 - A	Capella Education Company *CPLA*		139594105		03/16/09		1,250
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/12/09 - A	MYR GROUP INC/Delaware *MYRG*		55405W104		03/20/09		3,800
	1	Elect Directors	For	For			Mgmt

05/12/09 - A	Sequenom, Inc. *SQNM*		817337405		03/20/09		8,100
	1	Elect Directors	For	Withhold			Mgmt
	2	Amend Omnibus Stock Plan	For	Against			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/13/09 - A	Alexion Pharmaceuticals, Inc. *ALXN*		015351109		03/24/09		2,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Leonard Bell --- For
	1.2	Elect Director Max Link --- For
	1.3	Elect Director Joseph A. Madri --- Withhold
	1.4	Elect Director Larry L. Mathis --- For
	1.5	Elect Director R. Douglas Norby --- For
	1.6	Elect Director Alvin S. Parven --- For
	1.7	Elect Director Ruedi E. Waeger --- For
	2	Ratify Auditors	For	For			Mgmt

05/13/09 - A	CyberSource Corporation *CYBS*		23251J106		03/17/09		11,050
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Amend Qualified Employee Stock Purchase Plan	For	For			Mgmt

05/13/09 - A	Omniture, Inc. *OMTR*		68212S109		03/16/09		3,508
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/14/09 - A	Aegean Marine Petroleum Network Inc *ANW*		Y0017S102		03/30/09		7,100
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Abel L. Rasterhoff as a Director --- For
	1.2	Elect George Konomos as a Director --- Withhold
	2	Ratify Deloitte Hadjipavlou Sofianos & Cambanis S.A. as Auditors	For	For			Mgmt

05/14/09 - A	Ansys, Inc. *ANSS*		03662Q105		03/18/09		3,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/14/09 - A	ManTech International Corporation *MANT*		564563104		03/20/09		2,450
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/15/09 - A	American Public Education, Inc. *APEI*		02913V103		03/20/09		2,900
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Wallace E. Boston, Jr. --- For
	1.2	Elect Director Phillip A. Clough --- For
	1.3	Elect Director J. Christopher Everett --- For
	1.4	Elect Director Barbara G. Fast --- For
	1.5	Elect Director F. David Fowler --- For
	1.6	Elect Director Jean C. Halle --- For
	1.7	Elect Director Timothy J. Landon --- For
	1.8	Elect Director David L. Warnock --- Withhold
	1.9	Elect Director Timothy T. Weglicki --- For
	2	Ratify Auditors	For	For			Mgmt

05/15/09 - A	Granite Construction Inc. *GVA*		387328107		03/20/09		2,300
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/15/09 - A	NetLogic Microsystems, Inc. *NETL*		64118B100		03/27/09		6,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/18/09 - A	Old Dominion Freight Line, Inc. *ODFL*		679580100		03/20/09		7,600
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/19/09 - A	GRAND CANYON ED INC *LOPE*		38526M106		04/03/09		8,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/21/09 - A	Luminex Corp *LMNX*		55027E102		03/31/09		2,290
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/21/09 - A	NuVasive, Inc. *NUVA*		670704105		03/27/09		3,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/21/09 - A	Vocus Inc. *VOCS*		92858J108		03/27/09		3,700
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

05/26/09 - A	ONYX Pharmaceuticals, Inc. *ONXX*		683399109		03/30/09		3,400
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Paul Goddard, Ph.D. --- Withhold
	1.2	Elect Director Antonio J. Grillo-L pez, M.D. --- For
	1.3	Elect Director Wendell Wierenga, Ph.D. --- For
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/28/09 - A	INTREPID POTASH INC *IPI*		46121Y102		04/01/09		7,100
	1	Elect Directors	For	Withhold			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/28/09 - A	Neutral Tandem, Inc. *TNDM*		64128B108		04/15/09		8,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/01/09 - A	Catalyst Health Solutions, Inc. *CHSI*		14888B103		04/03/09		6,870
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Steven B. Epstein --- Withhold
	1.2	Elect Director Michael R. McDonnell --- For
	1.3	Elect Director Dale B. Wolf --- For
	2	Amend Qualified Employee Stock Purchase Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

06/02/09 - A	Concho Resources, Inc. *CXO*		20605P101		04/17/09		6,200
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/02/09 - A	Genoptix, Inc. *GXDX*		37243V100		04/09/09		3,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/03/09 - A	EVERCORE PARTNERS INC *EVR*		29977A105		04/09/09		6,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/03/09 - A	Riverbed Technology, Inc. *RVBD*		768573107		04/16/09		8,900
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/04/09 - A	TW Telecom, Inc. *TWTC*		87311L104		04/06/09		5,700
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Gregory J. Attorri --- For
	1.2	Elect Director Spencer B. Hays --- For
	1.3	Elect Director Larissa L. Herda --- For
	1.4	Elect Director Kevin W. Mooney --- Withhold
	1.5	Elect Director Kirby G. Pickle --- Withhold
	1.6	Elect Director Roscoe C. Young, II --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Adopt Shareholder Rights Plan (Poison Pill)	For	For			Mgmt
	5	Advisory Vote to Ratify Director's and Officer's Compensation	Against	For			ShrHoldr

06/08/09 - A	Uti Worldwide Inc. *UTIW*		G87210103		05/01/09		9,300
	1	Elect Directors	For	For			Mgmt
	2	Ratify Deloitte & Touche LLP as Auditors	For	For			Mgmt
	3	Approve 2009 Long-Term Incentive Plan	For	For			Mgmt
	4	Approve Executive Incentive Plan	For	For			Mgmt
	5	Transact Other Business (Non-Voting)	None	None			Mgmt

06/09/09 - A	Affiliated Managers Group, Inc. *AMG*		008252108		04/10/09		3,300
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Richard E. Floor --- For
	1.2	Elect Director Sean M. Healey --- For
	1.3	Elect Director Harold J. Meyerman --- Withhold
	1.4	Elect Director William J. Nutt --- For
	1.5	Elect Director Rita M. Rodriguez --- For
	1.6	Elect Director Patrick T. Ryan --- Withhold
	1.7	Elect Director Jide J. Zeitlin --- Withhold
	2	Ratify Auditors	For	For			Mgmt

06/09/09 - A	Equinix, Inc. *EQIX*		29444U502		04/20/09		4,998
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/11/09 - A	athenahealth, Inc. *ATHN*		04685W103		04/15/09		3,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/16/09 - A	Masimo Corp. *MASI*		574795100		04/24/09		5,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/17/09 - A	OSI Pharmaceuticals, Inc. *OSIP*		671040103		04/22/09		2,700
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/18/09 - A	Aeropostale, Inc *ARO*		007865108		04/23/09		3,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/22/09 - A	Acorda Therapeutics, Inc *ACOR*		00484M106		04/24/09		1,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President
(Principal Executive Officer)

Date    7/22/09